Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Transfers of Certain Financial Assets Accounted for as Secured Borrowings [Abstract]
Schedule of Assets and Associated Liabilities Accounted for as Secured Borrowings [Table Text Block]
The following table presents the carrying value of Park's repurchase agreements by remaining contractual maturity at December 31, 2015 and December 31, 2014:

	December 31, 2015
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$247,618	$2,239	$—	$304,385	$554,242

	December 31, 2014
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$268,427	$164	$4,940	$303,449	$576,980